Warrants	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
17. WARRANTS
Following the consummation of the Business Combination, holders of the Public Warrants and Private Placement Warrants are entitled to acquire Common Stock of the Company. The warrants will become exercisable on March 2, 2022, which is the later of 12 months from the closing of the MCAP’s initial public offering and 30 days after the closing date of the Business Combination. Each whole warrant entitles the registered holder to purchase one share of Common Stock at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants will expire five years after the completion of the Business Combination.
Once the Public Warrants became exercisable, the Company has the right to redeem the outstanding warrants:

•	in whole and not in part;

•
at a price of $0.01 per Public Warrant; upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders; and

•
at a price of $0.10 per Public Warrant if, and only if, the reported last sale price of the Common Stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical to the Public Warrants except: (i) they will not be redeemable by the Company; and (ii) they may be exercised by the holders on a cashless basis so long as they are held by the initial purchasers or their permitted transferees.
The Company will not be obligated to deliver any Common Stock pursuant to the exercise of a Public and Private Placement Warrant and will have no obligation to settle such Public and Private Placement Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Common Stock issuable upon exercise of the Public and Private Placement Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration.
Public Warrants and Private Placement Warrants are liability-classified. The following table summarizes the number of outstanding Public Warrants and Private Placement Warrants and the corresponding exercise price:

	As of December 31,
	2021	2020	Exercise Price	Expiration Date
Public Warrants	10,541,667	—	$11.50	December 21, 2026
Private Placement Warrants	5,432,237	—	$11.50	December 21, 2026
The number of Public and Private Warrants assumed at close of the Business Combination was the same as outstanding as of December 31, 2021.
Of the 5,432,237 Private Placement Warrants, 551,096 warrants are held in escrow subject to earn-out
targets (“Escrow Warrants”). The Escrow Warrants will be released if the VWAP of the Company’s Common Stock equals or exceeds $14.00 per share for any 20 trading days within any consecutive 30 trading day period on or before the 3rd anniversary of the Business Combination closing.
Initial and subsequent measurement of Public Warrants
The Public Warrants are measured at fair value on a recurring basis. The initial and subsequent measurement of the Public Warrants as of December 22, 2021 and December 31, 2021, respectively, is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ADTHW.
Initial and subsequent measurement of Private Warrants
The Private Warrants are measured at fair value on a recurring basis. The initial and subsequent measurement of the Public Warrants as of December 22, 2021 and December 31, 2021, respectively, is classified as Level 2. A Monte Carlo simulation model is used to determine fair value.
The key inputs into the Monte Carlo simulation model for the Private Placement were as follows at initial measurement and as of December 31, 2021:

	As of December 31, 2021 at Subsequent Measurement	As of December 22, 2021 at Initial Measurement
Risk-free interest rate	1.25%	1.23%
Dividend yield	0.00%	0.00%
Expected term (years)	4.98	5.00
Expected Volatility	35.30%	15.30%
Exercise Price	$11.50	$11.50
Stock Price	$5.87	$9.66
The volatility utilized in estimating the fair value of the Company’s Private Warrant liability was based on the weighted average of the implied volatility and guideline public company volatility. The implied volatility was estimated by calibrating to the market price of the public warrants as of the respective valuation date, using a binomial lattice model. The guideline public company volatility was estimated based on historical lookback volatility of guideline public companies over a term period commensurate with the expected term of the warrant, as well as, consideration to implied volatilities sourced from Bloomberg, L.P.
Key assumptions are as follows:
Risk-free interest rate—
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Private Placement Warrants.
Dividend yield
—The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Expected term
—The forecast period represents the time until expiration of the Private Placement Warrants.
Expected Volatility
—The expected volatility assumption was determined by examining the historical volatilities of a group of industry peers and the implied volatility from the market price of the Public Warrants.
Warrant liability
On December 22, 2021, the Public Warrants and Private Placement Warrants outstanding were determined to be $0.87 and $1.80 per warrant, respectively.
On December 31, 2021, the Public Warrants and Private Placement Warrants outstanding were determined to be $0.68 and $0.92 per warrant, respectively.
The following table presents the changes in the fair value of the Public and Private Placement Warrants:

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on December 22, 2021	9,171	9,778	18,949
Change in valuation inputs or other assumptions	(2,003)	(4,780)	(6,783)

Fair value as of December 31, 2021	$7,168	$4,998	$12,166